Income Tax Expense - Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 347,889	₩ 1,042,063
Unused tax credit carryforwards	34	₩ 1,037
Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	57,346
Unused tax credit carryforwards	0
1 ~ 2 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	39,974
Unused tax credit carryforwards	0
2 ~ 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	19,087
Unused tax credit carryforwards	0
More than 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	231,482
Unused tax credit carryforwards	₩ 34